Convertible Notes - Schedule of Reconciliation of the Beginning and Ending Balances (Details)	12 Months Ended
Oct. 31, 2024 USD ($)
2023 Convertible Note [Member]
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
Issuance of convertible notes	57,000
Change in fair value of convertible notes	(2,246)
Loss on settlement of convertible notes	23,729
Cash repaid	(70,015)
Ordinary Shares issued for settlement of convertible notes	(8,468)
Total
January 2024 Notes [Member]
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	(42,079)
Loss on settlement of convertible notes	283,064
Cash repaid	(1,375,000)
Ordinary Shares issued for settlement of convertible notes	(140,985)
Total
September 2024 Note [Member]
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
Issuance of convertible notes	2,661,000
Change in fair value of convertible notes	8,058,806
Ordinary Shares issued on conversion	(10,719,806)
Total
October 2024 Notes [Member]
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
Issuance of convertible notes	1,314,000
Change in fair value of convertible notes	15,198,550
Ordinary Shares issued on conversion	(16,512,550)
Total